Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 90.6%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	13,521	$ 18,368
International Equity Funds - 9.8%
Transamerica International Focus VP, Initial Class (B)	366,218	2,625,782
Transamerica Morgan Stanley Capital Growth VP, Initial Class (B)	565,425	4,676,069
Transamerica TSW International Equity VP, Initial Class (B)	3,592,859	63,306,172
		70,608,023
International Mixed Allocation Fund - 0.0% *
Transamerica Aegon Bond VP, Initial Class (B)	7,790	73,852
U.S. Equity Funds - 33.3%
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	4,865,353	135,256,809
Transamerica Large Cap Value, Class I2 (B)	2,487,309	42,707,097
Transamerica Small Cap Growth, Class I2 (B)	1,702,203	8,613,150
Transamerica Small Cap Value, Class I2 (B)	1,803,362	9,900,459
Transamerica WMC US Growth VP, Initial Class (B)	1,152,156	43,620,613
		240,098,128
U.S. Fixed Income Funds - 47.5%
Transamerica Aegon Core Bond VP, Initial Class (B)	20,891,835	228,556,670
Transamerica Bond, Class I2 (B)	9,180,585	73,995,516
Transamerica Short-Term Bond, Class I2 (B)	4,045,825	39,851,375
		342,403,561
Total Investment Companies (Cost $662,241,876)		653,201,932
EXCHANGE-TRADED FUNDS - 7.8%
International Equity Fund - 1.4%
WisdomTree Japan Hedged Equity Fund (E)	63,601	10,085,847
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Funds - 2.2%
State Street SPDR S&P 500 ETF Trust (E)(F)	13,611	$ 8,851,778
Transamerica Large Value Active ETF (B)(G)	294,527	7,391,626
		16,243,404
U.S. Fixed Income Funds - 4.2%
Transamerica Bond Active ETF (B)(G)	302,812	7,560,913
Vanguard Total Bond Market ETF (H)	304,679	22,436,561
		29,997,474
Total Exchange-Traded Funds (Cost $53,428,529)		56,326,725
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (I)	729,000	729,000
Total Other Investment Company (Cost $729,000)		729,000

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.35% (I), dated 03/31/2026, to be repurchased at $2,761,571 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $2,816,717.	$ 2,761,468	2,761,468
Total Repurchase Agreement (Cost $2,761,468)		2,761,468
Total Investments (Cost $719,160,873)		713,019,125
Net Other Assets (Liabilities) - 1.1%		7,615,988
Net Assets - 100.0%		$ 720,635,113
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$653,183,564	$—	$—	$653,183,564
Exchange-Traded Funds	56,326,725	—	—	56,326,725
Other Investment Company	729,000	—	—	729,000
Repurchase Agreement	—	2,761,468	—	2,761,468
Total	$710,239,289	$2,761,468	$—	$713,000,757
Investment Companies Measured at Net Asset Value (C)				18,368
Total Investments				$713,019,125
Transamerica Series Trust

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2026	Shares as of March 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$16,920,807	$—	$(16,900,000)	$195,068	$(142,023)	$73,852	7,790	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	79,582,791	150,700,000	—	—	(1,726,121)	228,556,670	20,891,835	—	—
Transamerica Bond Active ETF	—	7,615,995	—	—	(55,082)	7,560,913	302,812	40,949	—
Transamerica Bond, Class I2	74,088,652	824,185	—	—	(917,321)	73,995,516	9,180,585	824,185	—
Transamerica Global Allocation Liquidating Trust, Class I2	17,104	—	—	—	1,264	18,368	13,521	—	—
Transamerica International Focus VP, Initial Class	39,153,160	—	(36,700,000)	(4,423,470)	4,596,092	2,625,782	366,218	—	—
Transamerica JPMorgan Enhanced Index VP, Initial Class	205,506,274	—	(63,700,000)	2,772,134	(9,321,599)	135,256,809	4,865,353	—	—
Transamerica Large Cap Value, Class I2	62,951,957	2,112,875	(22,700,000)	2,737,621	(2,395,356)	42,707,097	2,487,309	112,875	—
Transamerica Large Value Active ETF	—	7,706,710	—	—	(315,084)	7,391,626	294,527	13,846	—
Transamerica Morgan Stanley Capital Growth VP, Initial Class	11,455,232	—	(5,500,000)	2,489,240	(3,768,403)	4,676,069	565,425	—	—
Transamerica Short-Term Bond, Class I2	90,546,256	587,561	(51,000,000)	238,979	(521,421)	39,851,375	4,045,825	587,561	—
Transamerica Small Cap Growth, Class I2	7,329,043	4,000,001	(2,260,000)	(178,312)	(277,582)	8,613,150	1,702,203	—	—
Transamerica Small Cap Value, Class I2	8,702,737	4,000,000	(3,500,000)	550,353	147,369	9,900,459	1,803,362	—	—
Transamerica TSW International Equity VP, Initial Class	52,822,370	26,000,000	(14,300,000)	2,849,352	(4,065,550)	63,306,172	3,592,859	—	—
Transamerica WMC US Growth VP, Initial Class	54,268,545	16,600,000	(20,900,000)	(1,345,976)	(5,001,956)	43,620,613	1,152,156	—	—
Total	$703,344,928	$220,147,327	$(237,460,000)	$5,884,989	$(23,762,773)	$668,154,471	51,271,780	$1,579,416	$—

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At March 31, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$139,107	$18,368	0.0%*

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $9,476,291, collateralized by cash collateral of $729,000 and non-cash collateral, such as U.S. government securities of $8,939,999. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(H)	The shareholder reports for Vanguard ETFs can be found at the following location: Vanguard - Forms and Literature.
(I)	Rate disclosed reflects the yield at March 31, 2026.
Transamerica Series Trust

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(J)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica BlackRock Tactical Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Series Trust

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Series Trust